ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

Jessica Reece
June 6, 2025	T +1 617 235 4636 jessica.reece@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-1090

Re: Datum One Series Trust (the “Trust”) (File Nos. 333-237048 and 811-23556)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of the Trust, and pursuant to (1) Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”); (2) the Investment Company Act of 1940, as amended (the “1940 Act”); and (3) Regulation S-T, we are filing by electronic submission via EDGAR Post-Effective Amendment No. 21 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 26 to the Trust’s Registration Statement under the 1940 Act on Form N-1A (the “Amendment”), including (i) the Prospectus for First Sentier American Listed Infrastructure Fund and First Sentier Global Listed Infrastructure Fund (the “Funds”); (ii) the Statement of Additional Information for the Funds; and (iii) Part C and the signature page.

The Amendment is being filed for the purpose of registering shares of the Funds, each a new series of the Trust, and relates only to the Funds. It is intended that this Amendment become effective 75 days after filing pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act.

Note that the Funds have been organized, and are being registered, in order to serve as the surviving funds in “shell reorganizations” with funds of the same name that are each a series of Advisors Series Trust (Investment Company Act Registration No. 811-07959). The Funds intend to file a separate registration statement on Form N-14 registering their shares to be issued in connection with the reorganizations, subject to shareholder approval.

Should you have any questions concerning the attached filing, please contact the undersigned at (617) 235-4636 or Matthew Broucek at (312) 444-4620.

Very truly yours,

/s/ Jessica Reece
Jessica Reece

cc:	Matthew J. Broucek, Esq.